Preferred and Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Preferred and Common Stock

Note 8. Preferred and Common Stock

Preferred Stock

The total number of shares of preferred stock which the Company shall have authority to issue is 10,000,000 shares with a par value of $0.001. There have been no preferred shares issued as of March 31, 2015.

Common Stock

The total number of shares of common stock which the Company shall have authority to issue is 100,000,000 shares with a par value of $0.001.

On January 24, 2015, the Company authorized the issuance of 400,000 shares for consulting services at a value of $40,000 that will be amortized over the life of the contract.

On February 23, 2015, the Company authorized the issuance of 60,000 shares for consulting services for a value of $6,000 that will be amortized over the life of the contract.

As of the period ended March 31, 2015, the Company has 16,881,000 shares of $0.001 par value common stock issued and outstanding.

Holders of shares of common stock are entitled to cast one vote for each share held at all stockholders’ meetings for all purposes including the election of directors. The common stock does not have cumulative voting rights.

No holder of shares of stock of any class is entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of shares of stock of any class or of securities convertible into shares of stock of any class, whether now hereafter authorized or whether issued for money, for consideration other than money, or by way of dividend.

The Company is currently conducting an offering of up to $1,200,000 convertible secured notes. On December 23, 2014, the Company closed the initial offering (See Footnote 7). During the period ended March 31, 2015, the Company received $146,100 in funds as part of the second part of the original offering. The receipt of these funds was recorded as a short term liability for the period ended March 31, 2015. The second part of the original offering was closed on April 9, 2015 and convertible notes and warrants were issued.

Warrants

On January 24, 2015, the Company authorized the issuance of 400,000 warrants that were issued as part of a consulting agreement extension that expired on October 21, 2015. The fair value of the warrants are $32,187 and the Company recorded $7,153 as consulting expense and $25,034 as prepaid expense to be amortized over the life of the contract which expires in October, 2015.

The following is a summary of the status of all of the Company’s warrants as of March 31, 2015 and changes during the three months ended on that date:

Weighted
	Number of	Average
	Warrants	Exercise Price

Outstanding at January 1, 2015	-	$-
Granted	400,000	$0.35
Exercised	-	$-
Cancelled	-	$-
Outstanding at March 31, 2015	400,000	$0.35

Note 9. Preferred and Common Stock

Preferred Stock

The total number of shares of preferred stock which the Company shall have authority to issue is 10,000,000 shares with a par value of $0.001. There have been no preferred shares issued as of the year ended December 31, 2014.

Common Stock

The total number of shares of common stock which the Company shall have authority to issue is 100,000,000 shares with a par value of $0.001.

As of the year ended December 31, 2014, the Company has 16,421,000 shares of $0.001 par value common stock issued and outstanding.

Holders of shares of common stock are entitled to cast one vote for each share held at all stockholders’ meetings for all purposes including the election of directors. The common stock does not have cumulative voting rights.

No holder of shares of stock of any class is entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of shares of stock of any class or of securities convertible into shares of stock of any class, whether now hereafter authorized or whether issued for money, for consideration other than money, or by way of dividend.